Accrued liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Accrued liabilities
Consulting and professional fees	$ 2,573	$ 1,110
Accrued payable due Taro Pharmaceuticals Industries Ltd		7,500
Accrued interest	430
Supply agreement - current portion	2,574	4,207
Employee compensation	1,351	1,554
Other	30	497
Total accrued liabilities	$ 6,958	$ 14,868